Common Stock (Details)	Sep. 30, 2025 vote $ / shares shares	Jun. 16, 2025 $ / shares	Jun. 15, 2025 $ / shares	Jun. 13, 2025 $ / shares	Dec. 31, 2024 vote $ / shares shares
Class of Stock [Line Items]
Common stock, authorized (in shares)	175,000,000				40,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, issued (in shares)	13,892,516				1,018,604
Common stock, outstanding (in shares)	13,892,516				1,018,604
Common stock, number of votes | vote	1				1
Common stock reserved for issuance of conversion shares (in shares)	12,340,650				3,972,893
Ordinary Shares
Class of Stock [Line Items]
Common stock, issued (in shares)					722,500
Common stock, outstanding (in shares)					722,500
RSAs
Class of Stock [Line Items]
Common stock, issued (in shares)	168,215				296,104
Common stock, outstanding (in shares)	168,215				296,104